Employees - Summary of Movements in Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	€ 2,401	€ 2,569
Gross service cost	(178)	(128)
Special termination benefits	5	14	€ 11
Past service costs including losses/(gains) on curtailments	32	3
Actuarial gains/(losses) arising from changes in demographic assumptions	26	98
Actuarial gains/(losses) arising from changes in financial assumptions	903	(552)
Actuarial gain/(loss) arising from experience adjustments	28	(416)
Benefit payments	0	0
Other	20	0
Currency retranslation	72	186
Net defined benefit liability (asset)	2,970	2,401	2,569
Increase (decrease) resulting from reclassification to defined benefit		0
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(17,522)	(16,564)
Gross service cost	(178)	(128)
Special termination benefits	(5)	(14)
Past service costs including losses/(gains) on curtailments	32	3
Settlements	5	3
Interest income	(783)	(749)
Actuarial gains/(losses) arising from changes in demographic assumptions	26	98
Actuarial gains/(losses) arising from changes in financial assumptions	903	(552)
Actuarial gain/(loss) arising from experience adjustments	28	(416)
Benefit payments	1,208	1,122
Other	33	(371)
Currency retranslation	(351)	46
Net defined benefit liability (asset)	(16,604)	(17,522)	(16,564)
Increase (decrease) resulting from reclassification to defined benefit		368
UK
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	1,429	1,866
Gross service cost	(51)	(42)
Special termination benefits	0	0
Past service costs including losses/(gains) on curtailments	27	0
Actuarial gains/(losses) arising from changes in demographic assumptions	3	104
Actuarial gains/(losses) arising from changes in financial assumptions	675	(243)
Actuarial gain/(loss) arising from experience adjustments	(14)	(220)
Benefit payments	0	0
Other	0	0
Currency retranslation	58	44
Net defined benefit liability (asset)	1,350	1,429	1,866
UK | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(7,250)	(6,838)
Gross service cost	(51)	(42)
Special termination benefits	0	0
Past service costs including losses/(gains) on curtailments	27	0
Settlements	0	0
Interest income	(337)	(335)
Actuarial gains/(losses) arising from changes in demographic assumptions	3	104
Actuarial gains/(losses) arising from changes in financial assumptions	675	(243)
Actuarial gain/(loss) arising from experience adjustments	(14)	(220)
Benefit payments	492	459
Other	0	0
Currency retranslation	(327)	(135)
Net defined benefit liability (asset)	(6,782)	(7,250)	(6,838)
The Netherlands
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	1,483	1,609
Gross service cost	(4)	(5)
Special termination benefits	0	0
Past service costs including losses/(gains) on curtailments	0	0
Actuarial gains/(losses) arising from changes in demographic assumptions	13	0
Actuarial gains/(losses) arising from changes in financial assumptions	160	(236)
Actuarial gain/(loss) arising from experience adjustments	154	(99)
Benefit payments	0	0
Other	0	0
Currency retranslation	0	0
Net defined benefit liability (asset)	1,942	1,483	1,609
The Netherlands | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(4,031)	(3,734)
Gross service cost	(4)	(5)
Special termination benefits	0	0
Past service costs including losses/(gains) on curtailments	0	0
Settlements	0	0
Interest income	(126)	(135)
Actuarial gains/(losses) arising from changes in demographic assumptions	13	0
Actuarial gains/(losses) arising from changes in financial assumptions	160	(236)
Actuarial gain/(loss) arising from experience adjustments	154	(99)
Benefit payments	181	178
Other	0	0
Currency retranslation	0	0
Net defined benefit liability (asset)	(3,653)	(4,031)	(3,734)
Rest of world
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(511)	(906)
Gross service cost	(123)	(81)
Special termination benefits	5	14
Past service costs including losses/(gains) on curtailments	5	3
Actuarial gains/(losses) arising from changes in demographic assumptions	10	(6)
Actuarial gains/(losses) arising from changes in financial assumptions	68	(73)
Actuarial gain/(loss) arising from experience adjustments	(112)	(97)
Benefit payments	0	0
Other	20	0
Currency retranslation	14	142
Net defined benefit liability (asset)	(322)	(511)	(906)
Rest of world | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(6,241)	(5,992)
Gross service cost	(123)	(81)
Special termination benefits	(5)	(14)
Past service costs including losses/(gains) on curtailments	5	3
Settlements	5	3
Interest income	(320)	(279)
Actuarial gains/(losses) arising from changes in demographic assumptions	10	(6)
Actuarial gains/(losses) arising from changes in financial assumptions	68	(73)
Actuarial gain/(loss) arising from experience adjustments	(112)	(97)
Benefit payments	535	485
Other	33	(371)
Currency retranslation	(24)	181
Net defined benefit liability (asset)	€ (6,169)	€ (6,241)	€ (5,992)